Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Receivables

	2019		2018		2017
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Accounts receivable and related parties (1)(2)	15,325	124,657	23,508	75,422	2,210	41,972
Provision for doubtful trade receivables	—	(6,580)	—	(2,776)	—	(1,323)

	15,325	118,077	23,508	72,646	2,210	40,649

(1)	See Note 35 for information about related parties.
(2)	See Note 23 for information about credits for contracts included in trade receivables.

Summary of Evolution of the Provision for Doubtful Trade Receivables
Set forth below is the evolution of the provision for doubtful trade receivables as of December 31, 2019, 2018 and 2017:

	2019	2018	2017
Balance at beginning of year	2,776	1,323	1,084

Modification of balance at beginning of the fiscal year (1)	—	425	—

Balance at beginning of the fiscal year	2,776	1,748	1,084

Increases charged to expenses	3,891	444	222
Decreases charged to income	(707)	(91)	(194)
Amounts incurred due to utilization	(112)	—	—
Translation differences	847	607	92
Result from net monetary position (2)	(103)	92	—
Other movements	(12)	(24)	119

Balance at end of year	6,580	2,776	1,323

(1)	Corresponds to the change in the accounting policy described in detail in Note 2.b.18.
(2)
Includes adjustment for inflation of opening balances of the provision for doubtful trade receivables in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.